GOLDMAN SACHS MONEY MARKET TRUST
                 GOLDMAN SACHS-INSTITUTIONAL LIQUID ASSETS

                                 ILA Units
                         ILA Administration Units
                             ILA Service Units
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                   Supplement dated November 4, 1996 to
                      Prospectuses dated May 1, 1996

     The following relates to the Federal and Treasury
Instruments Portfolios only:

     The section under "Purchase of Units" is revised to include the following:

If order is received
by Goldman Sachs                             Dividends Begin
--------------------                         ---------------

(2)  In the case of the Treasury Instruments and Federal
     Portfolios

By:  3:00 p.m. - N.Y. time                    Same Business Day
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After:    3:00 p.m. - N.Y. time               Next Business Day


     The section under "Redemption of Units - Payment of
Redemption Proceeds and Dividends" is revised to include the following:

Redemption Request Received   Redemption Proceeds
by Goldman Sachs              Ordinarily               Dividends
----------------------------  -------------------      ---------

(2)  In the case of the Treasury Instruments and Federal
     Portfolios

By: 3:00 p.m. - N.Y. time     Wired Same Business Day  Not earned
                                                       on Day
                                                       request is
                                                       received
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After: 3:00 p.m. - N.Y. time  Wired Next Business Day  Earned on
                                                       Day
                                                       request is
                                                       received